MANAGERS TRUST I

Managers Micro-Cap Fund

Managers Institutional Micro-Cap Fund

Supplement dated July 19, 2011 to the

Prospectus dated March 1, 2011, as supplemented March 22, 2011, June 30, 2011 and July 1, 2011

The following information supplements and supersedes any information to the contrary relating to Managers Micro-Cap Fund and Managers Institutional Micro-Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Prospectus dated and supplemented as noted above (the “Prospectus”).

Effective immediately, Peter F. Bridge no longer serves as portfolio manager for the portion of the Funds managed by WEDGE Capital Management L.L.P (“WEDGE Capital”). R. Michael James, Michael Gardner, and Monika LaRiche, are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Funds managed by WEDGE Capital and have served in that capacity since December 10, 2007. Accordingly, all references in the Prospectus to Mr. Bridge are hereby deleted and all references to the portfolio managers of the Funds shall refer to Messrs. James and Gardner and Ms. LaRiche.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

Managers Micro-Cap Fund

Managers Institutional Micro-Cap Fund

Supplement dated July 19, 2011 to the Statement of Additional Information

dated March 1, 2011, as supplemented March 22, 2011, June 30, 2011 and July 1, 2011

The following information supplements and supersedes any information to the contrary relating to Managers Micro-Cap Fund and Managers Institutional Micro-Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Statement of Additional Information dated and supplemented as noted above (the “SAI”).

Effective immediately, Peter F. Bridge no longer serves as portfolio manager for the portion of the Funds managed by WEDGE Capital Management L.L.P (“WEDGE Capital”). R. Michael James, Michael Gardner, and Monika LaRiche, are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Funds managed by WEDGE Capital and have served in that capacity since December 10, 2007. Accordingly, all references in the SAI to Mr. Bridge are hereby deleted and all references to the portfolio managers of the Fund shall refer to Messrs. James and Gardner and Ms. LaRiche.

In addition, under the heading “Management of the Funds – Portfolio Managers of the Funds – Managers Micro-Cap Fund and Managers Institutional Micro-Cap Fund – Subadvisor: WEDGE Capital Management L.L.P. – Other Accounts Managed by the Portfolio Manager(s),” the table pertaining to Mr. Bridge on page 62 of the SAI is hereby deleted.

In addition, under the heading “Management of the Funds – Portfolio Managers of the Funds – Managers Micro-Cap Fund and Managers Institutional Micro-Cap Fund – Subadvisor: WEDGE Capital Management L.L.P. – Portfolio Manager Compensation,” the information regarding Mr. Bridge on page 63 of the SAI is hereby deleted.

Furthermore, under “Management of the Funds – Portfolio Managers of the Funds – Managers Micro-Cap Fund and Managers Institutional Micro-Cap Fund – Subadvisor: WEDGE Capital Management L.L.P. – Portfolio Managers’ Ownership of Fund Shares,” the information regarding Mr. Bridge on page 63 of the SAI is hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE